Document and Entity Information	Apr. 01, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Pactiv Evergreen Inc.
Entity Central Index Key	0001527508
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0927268
Entity Address, Address Line One	1900 W. Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-2000
Amendment Flag	true
Amendment Description	This Post-Effective Amendment (the “Post-Effective Amendment”) is being filed by Pactiv Evergreen Inc. (the “Registrant”), to deregister any and all securities registered but unsold or otherwise unissued under the Registration Statement on Form S-3 (No. 333-279086), filed with the Securities and Exchange Commission on May 3, 2024 and declared effective on May 15, 2024 (the “Registration Statement”), relating to the registration of (i) 137,979,428 shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”) and (ii) up to $1,000,000,000 of the Registrant’s debt securities, guarantees of debt securities, preferred stock, Common Stock, depositary shares, purchase contracts, units and warrants.On April 1, 2025, pursuant to the previously announced Agreement and Plan of Merger, dated as of December 9, 2024, by and among the Registrant, Novolex Holdings, LLC, a Delaware limited liability company (“Novolex”), and Alpha Lion Sub, Inc., a Delaware corporation and wholly owned subsidiary of Novolex (“Merger Sub”), Merger Sub merged (the “Merger”) with and into the Registrant, with the Registrant surviving the Merger as a wholly owned subsidiary of Novolex. As a result of the consummation of the Merger, the Registrant has terminated all offerings of its securities pursuant to the Registration Statement. In accordance with an undertaking made by the Registrant in the Registration Statement to remove from registration, by means of a post-effective amendment, any securities which remain unsold at the termination of the offering, the Registrant hereby removes and withdraws from registration all securities of the Registrant registered pursuant to the Registration Statement that remain unsold or otherwise unissued as of the date hereof. The Registration Statement is hereby amended, as appropriate, to reflect the deregistration of such securities, and the Registrant hereby terminates the effectiveness of the Registration Statement.
Business Contract
Document Information [Line Items]
Entity Address, Address Line One	3436 Toringdon Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	498-4072